Trade Accounts Receivable - Provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Trade Accounts Receivable
Beginning Balance	$ 749	$ 699
Current period provision for expected losses	4,078	1,676
Write-offs charged against the provision	(3,800)	(1,611)
Effect of movements in foreign exchange	27	(15)
Ending Balance	$ 1,054	$ 749